Other income/(loss), net	12 Months Ended
Dec. 31, 2011
Other income/(loss), net [Text Block]

20. Other income/(loss), net

The Group’s other income, net, consists of the following:

	Year ended December 31,
	2009	2010	2011	2011
	RMB’000	RMB’000	RMB’000	US$’000

Recovery of investor relationship fees	1,159	2,065	1,895	301
Exchange gain/(loss)	596	(249)	176	28
Gain/(loss) on disposal of property, plant and equipment	(320)	257	(2,226)	(354)
Withholding business tax	-	(1,082)	(874)	(139)
Others	160	315	178	29

Total other income/(loss), net	1,595	1,306	(851)	(135)